Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (49,774)	$ (47,328)	$ (73,864)	$ (32,574)	$ 48,444	$ (2,061)	$ (14,187)	$ (23,064)	$ (203,540)	$ 9,132	$ (60,923)
Net Income Adjusted for Tax-Effected Interest on Convertible Notes									0	(71)	0
Adjusted Net Income									$ (203,540)	$ 9,061	$ (60,923)
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
Denomiator for Basic Earnings Per Share (in shares)	121,552	117,021	100,563	84,941	80,486	76,887	70,302	50,886	106,150	69,742	50,360
Stock Options (in shares)									0	8	0
Convertible Notes (in shares)									0	604	0
Convertible Notes - Warrants (in shares)									0	27	0
Denominator for Diluted Earnings per Share – Adjusted for Dilutive Securities (in shares)	121,552	117,021	100,563	84,941	82,996	76,888	70,302	50,886	106,150	70,381	50,360
Net income (loss) per share - diluted (USD per share)	$ (0.41)	$ (0.40)	$ (0.73)	$ (0.38)	$ 0.58	$ (0.03)	$ (0.20)	$ (0.45)	$ (1.92)	$ 0.13	$ (1.21)
Employee Stock Option
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
Antidilutive securities excluded from computation of EPS (in shares)									10,500	6,300	4,300
Outstanding warrants
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
Antidilutive securities excluded from computation of EPS (in shares)									25,600	4,700	7,700